Revenue (Tables) - Inspirato LLC	12 Months Ended
Dec. 31, 2021
Schedule of revenues

	Years Ended December 31,
	2019	2020	2021

	(in thousands)
Travel	$144,073	$73,660	$134,373
Subscription	72,676	91,548	100,024
Other	330	382	350
Total	$217,079	$165,590	$234,747

Schedule of assets and liabilities related to contracts with customers

	December 31,
	2020	2021

	(in thousands)
Assets:
Accounts Receivable, net	$2,978	$2,389
Liabilities:
Deferred revenue, current and long term	$148,962	$191,263

Schedule of expected deferred revenue recognition

	Years
	Ending
Years Ending December 31,	December 31,	Amount

	(in thousands)
2022		$176,813
2023		8,671
2024		3,636
2025		490
2026		853
Thereafter		800
Total		$191,263